Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 49,427	$ 7,165	¥ 38,659
Short-term investments			4,000
Accounts receivable, net	11,924	1,729	29,318
Inventories, net	26,207	3,799	40,076
Prepayments and other current assets	87,636	12,704	90,465
Total current assets	193,633	28,070	222,322
Non-current assets:
Property and equipment, net	1,339	194	4,249
Intangible assets	94	14	14,671
Operating lease right-of-use assets	3,739	542	3,084
Long-term investments	35,908	5,206	64,986
Other non-current asset	1,660	241	1,919
Total non-current assets	48,134	6,979	93,844
Total assets	241,767	35,049	316,166
Current liabilities
Short-term borrowings (including amounts of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of RMB 63 and RMB 8,000 as of March 31, 2025 and 2026, respectively)	16,000	2,320	9,063
Accounts payable (including accounts payable of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of RMB 421 and RMB 438 as of March 31, 2025 and 2026, respectively)	8,156	1,182	19,558
Salary and welfare payable (including amounts of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of RMB57 and RMB 535 as of March 31, 2025 and 2026, respectively)	1,027	149	1,908
Accrued liabilities and other current liabilities (including amounts of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of RMB 3,563 and RMB 468 as of March 31, 2025 and 2026, respectively)	31,357	4,547	11,856
Contract liabilities (including amounts of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of RMB 1,768 and RMB 1,466 as of March 31, 2025 and 2026, respectively)	1,896	275	1,768
Operating lease liabilities, current (including amounts of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of RMB1,284 and RMB 873 as of March 31, 2025 and 2026, respectively)	1,070	155	1,714
Derivative liabilities (including amounts of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of Nil as of March 31, 2025 and 2026, respectively)			5
Total current liabilities	59,506	8,628	45,872
Non-current liabilities
Deferred tax liabilities (including amounts of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of Nil as of March 31, 2025 and 2026, respectively)			2,433
Operating lease liabilities, non-current (including amounts of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of RMB 538 and RMB 2021 as of March 31, 2025 and 2026, respectively)	2,273	330	851
Other debts, non-current (including amounts of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of RMB200 and RMB 200 as of March 31, 2025 and 2026, respectively)	200	29	38,635
Total non-current liabilities	2,473	359	41,919
Total liabilities	61,979	8,987	87,791
Commitments and contingencies (Note 26)
Mezzanine equity:
Redeemable non-controlling interests			8,804
Total mezzanine equity			8,804
Shareholders’ equity:
Additional paid-in capital	3,364,191	487,705	3,342,121
Statutory reserves	2,375	344	3,876
Accumulated other comprehensive loss	(56,824)	(8,238)	(37,769)
Accumulated deficit	(3,120,958)	(452,444)	(3,115,371)
Receivable for issuance of ordinary shares	(6,248)	(906)	(6,248)
Total Boqii Holding Limited shareholders’ equity	188,001	27,253	189,805
Non-controlling interests	(8,213)	(1,191)	29,766
Total shareholders’ equity	179,788	26,062	219,571
Total liabilities, mezzanine equity and shareholders’ equity	241,767	35,049	316,166
Related Party
Current assets:
Amounts due from related parties	18,439	2,673	19,804
Non-current assets:
Amounts due from related parties, non-current	5,394	782	4,935
Class A Ordinary Shares
Shareholders’ equity:
Ordinary shares value	4,812	697	3,114
Class B Ordinary Shares
Shareholders’ equity:
Ordinary shares value	82	12	82
Class C Ordinary Shares
Shareholders’ equity:
Ordinary shares value	¥ 571	$ 83